Supplemental Cash Flow Information	6 Months Ended
Jun. 30, 2025
Disclosure of Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information

Note 16: Supplemental Cash Flow Information

Details of “Other” within the net cash provided by operating activities section in the consolidated statement of cash flow are as follows:

	Three months ended June 30,		Six months ended June 30,
(millions of U.S. dollars)	2025	2024	2025	2024
Non-cash employee benefit charges	44	36	85	70
Net losses (gains) on foreign exchange and derivative financial instruments	49	(2)	58	(25)
Fair value adjustments (see note 5)	7	(6)	14	(8)
Other	5	45	12	84
	105	73	169	121

Details of “Changes in working capital and other items” within the net cash provided by operating activities section in the consolidated statement of cash flow are as follows:

	Three months ended June 30,		Six months ended June 30,
(millions of U.S. dollars)	2025	2024	2025	2024
Trade and other receivables	(25)	(57)	27	44
Prepaid expenses and other current assets	(1)	(14)	16	(11)
Payables, accruals and provisions	6	87	(239)	(187)
Deferred revenue	127	96	61	20
Income taxes(1)	11	94	(24)	214
Other	(11)	(17)	(27)	(34)
	107	189	(186)	46

(1)
The three and six months ended June 30, 2024 includes current tax liabilities that were recorded on the sale of LSEG shares (see note 8), for which the tax payments are included in investing activities.

Details of income taxes paid are as follows:

	Three months ended June 30,		Six months ended June 30,
(millions of U.S. dollars)	2025	2024	2025	2024
Operating activities - continuing operations	(42)	(49)	(150)	(146)
Investing activities - continuing operations	-	(121)	-	(137)
Total income taxes paid	(42)	(170)	(150)	(283)